Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - Designated - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other comprehensive income
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 50,220	$ 54,227	$ 82,459	$ 143,327
Interest income
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 19,488	$ 5,061	$ 54,452	$ 766